Schedule of Investments (unaudited)	iShares® MSCI USA Mid-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Huntington Ingalls Industries Inc.	276	$58,716
Textron Inc.	1,414	97,920
		156,636
Air Freight & Logistics — 1.2%
Expeditors International of Washington Inc.	886	87,776
Auto Components — 1.6%
BorgWarner Inc.	1,651	60,806
Lear Corp.	411	52,584
		113,390
Building Products — 1.6%
A O Smith Corp.	917	53,581
Owens Corning	710	64,560
		118,141
Capital Markets — 1.9%
Franklin Resources Inc.	2,077	51,073
Invesco Ltd.	2,383	43,800
SEI Investments Co.	826	46,025
		140,898
Chemicals — 6.6%
Celanese Corp.	650	95,511
CF Industries Holdings Inc.	1,481	143,405
Eastman Chemical Co.	809	83,060
Mosaic Co. (The)	2,550	159,171
		481,147
Communications Equipment — 1.9%
F5 Inc. (a)	415	69,475
Juniper Networks Inc.	2,239	70,573
		140,048
Consumer Finance — 1.8%
Ally Financial Inc.	2,211	88,352
Synchrony Financial	1,095	40,307
		128,659
Containers & Packaging — 2.9%
International Paper Co.	2,224	102,927
Packaging Corp. of America	654	105,405
		208,332
Distributors — 2.3%
LKQ Corp.	1,792	88,937
Pool Corp.	199	80,639
		169,576
Diversified Telecommunication Services — 1.1%
Liberty Global PLC, Class A(a)	1,094	24,899
Liberty Global PLC, Class C, NVS(a)	2,394	56,738
		81,637
Electric Utilities — 0.8%
NRG Energy Inc.	1,685	60,491
Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics Inc. (a)	495	58,341
Cognex Corp.	1,188	80,344
Keysight Technologies Inc. (a)	348	48,814
Zebra Technologies Corp., Class A(a)	174	64,321
		251,820
Equity Real Estate Investment Trusts (REITs) — 1.0%
Camden Property Trust	5	784
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	1,053	$72,478
		73,262
Food Products — 1.9%
Bunge Ltd.	313	35,406
JM Smucker Co. (The)	746	102,150
		137,556
Gas Utilities — 0.7%
UGI Corp.	1,440	49,392
Health Care Equipment & Supplies — 1.3%
Cooper Companies Inc. (The)	273	98,564
Health Care Providers & Services — 6.9%
DaVita Inc. (a)	469	50,826
Henry Schein Inc. (a)	962	78,018
Laboratory Corp. of America Holdings(a)	422	101,398
Molina Healthcare Inc. (a)	351	110,021
Quest Diagnostics Inc.	731	97,837
Universal Health Services Inc., Class B	522	63,961
		502,061
Health Care Technology — 2.0%
Cerner Corp.	1,538	144,018
Household Durables — 6.5%
DR Horton Inc.	557	38,762
Garmin Ltd.	700	76,818
Lennar Corp., Class A	1,127	86,204
Mohawk Industries Inc. (a)	404	56,988
Newell Brands Inc.	2,636	61,023
PulteGroup Inc.	1,787	74,625
Whirlpool Corp.	432	78,417
		472,837
Insurance — 4.6%
American Financial Group Inc./OH	496	68,686
Fidelity National Financial Inc.	1,866	74,304
Hartford Financial Services Group Inc. (The)	1,658	115,944
Lincoln National Corp.	1,229	73,924
		332,858
IT Services — 4.1%
Akamai Technologies Inc. (a)	891	100,042
EPAM Systems Inc. (a)	203	53,793
Jack Henry & Associates Inc.	510	96,686
Western Union Co. (The)	2,798	46,894
		297,415
Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories Inc., Class A(a)	139	71,176
Waters Corp. (a)	328	99,391
West Pharmaceutical Services Inc.	287	90,422
		260,989
Machinery — 1.9%
Pentair PLC	1,142	57,957
Snap-on Inc.	372	79,046
		137,003
Media — 2.3%
Fox Corp., Class A, NVS	2,227	79,816
Fox Corp., Class B	1,039	34,536
News Corp., Class A, NVS	2,694	53,503
		167,855

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Mid-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 4.1%
Nucor Corp.	1,149	$177,842
Steel Dynamics Inc.	1,405	120,479
		298,321
Oil, Gas & Consumable Fuels — 5.8%
Coterra Energy Inc.	5,068	145,908
Devon Energy Corp.	2,806	163,225
Diamondback Energy Inc.	916	115,626
		424,759
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(a)	421	67,453
Professional Services — 1.0%
Robert Half International Inc.	771	75,797
Real Estate Management & Development — 1.5%
CBRE Group Inc., Class A(a)	1,298	107,786
Road & Rail — 2.6%
AMERCO	68	36,413
Knight-Swift Transportation Holdings Inc.	1,086	52,008
Old Dominion Freight Line Inc.	372	104,205
		192,626
Semiconductors & Semiconductor Equipment — 4.7%
Monolithic Power Systems Inc.	208	81,586
ON Semiconductor Corp. (a)	1,904	99,218
Qorvo Inc. (a)	685	77,939
Skyworks Solutions Inc.	737	83,502
		342,245
Software — 2.7%
Cadence Design Systems Inc. (a)	828	124,904
Citrix Systems Inc.	724	72,472
		197,376
Security	Shares	Value

Specialty Retail — 3.6%
Bath & Body Works Inc.	1,426	$75,421
Best Buy Co. Inc.	924	83,095
Tractor Supply Co.	521	104,956
		263,472
Technology Hardware, Storage & Peripherals — 5.5%
Hewlett Packard Enterprise Co.	7,493	115,467
NetApp Inc.	1,261	92,368
Seagate Technology Holdings PLC	1,104	90,572
Western Digital Corp. (a)	1,919	101,842
		400,249
Trading Companies & Distributors — 1.4%
United Rentals Inc. (a)	320	101,286

Total Common Stocks — 99.8%
(Cost: $7,713,431)		7,283,731

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)	10,000	10,000
Total Short-Term Investments — 0.1%
(Cost: $10,000)		10,000
Total Investments in Securities — 99.9%
(Cost: $7,723,431)		7,293,731
Other Assets, Less Liabilities — 0.1%		6,237
Net Assets — 100.0%		$7,299,968

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$16	(b)	$—	$(16)	$—	$—	—	$101	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—	—	—	10,000	10,000	3		—
					$(16)	$—	$10,000		$104		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Mid-Cap Multifactor ETF

April 30, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,283,731	$—	$—	$7,283,731
Money Market Funds	10,000	—	—	10,000
	$7,293,731	$—	$—	$7,293,731

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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